Short-Term Borrowings and Long-Term Debt	12 Months Ended
Mar. 31, 2013
Short-Term Borrowings and Long-Term Debt

9.    Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2012 and 2013 comprised the following:

	2012	2013
	Millions of yen
Borrowing denominated in Japanese yen:
Unsecured short-term loans from financial institutions bearing interest at weighted average rates of 0.54% and 0.34% per annum at March 31, 2012 and 2013, respectively	¥50,259	¥47,409
Commercial paper bearing interest at weighted average rates of 0.11% per annum at March 31, 2012	20,000	—
Borrowing denominated in foreign currencies:
Unsecured short-term loans from financial institutions	13,248	30,046

Total short-term debt	¥83,507	¥77,455

Long-term debt at March 31, 2012 and 2013 comprised the following:

	2012	2013
	Millions of yen
Debt denominated in Japanese yen:
0.21% – 2.06% coupon bonds due 2013 – 2031	¥2,114,079	¥1,887,207
0.42% floating rate bond due 2022	100	100
Secured indebtedness to financial institutions—
1.82% (weighted average) loans due 2014 – 2029	38,545	23,115
Unsecured indebtedness to financial institutions—
1.30% (weighted average) loans due 2013 – 2032	1,737,031	1,635,348
0.44% (weighted average) floating rate loans due 2013 – 2022	87,588	86,474

	3,977,343	3,632,244

Debt denominated in foreign currencies:
1.40% – 2.15% U.S. dollar notes due 2017 – 2020	—	166,338
Swiss franc bonds	73,568	—
Unsecured indebtedness to financial institutions—
2.27% (weighted average) U.S. dollar loans due 2013 – 2032	15,352	16,004
0.65% (weighted average) U.S. dollar floating rate loans due 2013 – 2027	70,850	92,242
17.37% (weighted average) South African Rand loans due 2018	12,309	12,193
Other loans due 2013 – 2028	17,749	19,424

	189,828	306,201

Total long-term debt principal	4,167,171	3,938,445
Less—Deferred bond discounts	(388)	(510)

	4,166,783	3,937,935
Less—Current portion	(656,963)	(703,304)

Total long-term debt	¥3,509,820	¥3,234,631

Interest rates and due dates in the above table are stated at March 31, 2013.

All holders of the bonds and notes totaling ¥1,178,528 million issued by NTT, referred to in the above table, generally have preferential rights under the NTT Law to be paid prior to other unsecured indebtedness, subject to certain general preferential rights provided for in the Japanese Civil Code, such as preferential rights of employees to wages.

The bond and note agreements relating to NTT’s long term debt at March 31, 2013 generally provide that the bonds and notes may be purchased by NTT in the market or directly from the holders. Additionally, certain of the bonds and notes are redeemable at the option of NTT, generally at the principal amount.

The balance of long-term debt as of March 31, 2013, and the aggregate amounts of annual maturities from the fiscal year ending March 31, 2014 to the fiscal year ending March 31, 2018 and thereafter are as follows:

Fiscal year ending March 31	Millions of yen
2014	¥703,304
2015	413,115
2016	369,276
2017	327,473
2018	569,063
Thereafter	1,555,704

Total	¥3,937,935

As of March 31, 2013, NTT Group has unused committed lines of credit amounting to ¥133.4 billion.